Right-of-use asset and lease liability - Disclosure of movement in right-of-use asset related to corporate office space lease agreement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Presentation of leases for lessee [abstract]
Recognition of office space lease agreement entered into during the year	$ 624
Depreciation expense	(35)
Balance, end of year	$ 589